Mortgage Loans Payable - Schedule of maturities of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 13.7
2019	107.2
2020	171.7
2021	125.0
2022	335.7
Thereafter	1,485.3
Total maturities	$ 2,238.6	$ 2,316.5